Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, shares at Nov. 30, 2019	22,085,856
Beginning balance at Nov. 30, 2019	$ 45,561,222	$ 44,167,721	$ 284,421	$ (93,705,585)	$ (3,692,221)
Stock options to employees (Note 8)		78,865			78,865
Cashless exercise of 2018 Pre-Funded Warrants (Note 10), shares	1,592,249
Cashless exercise of 2018 Pre-Funded Warrants (Note 10), amount	$ 583,180	(583,180)			0
Beneficial conversion feature related to Debentures (Note 5)		697,952			697,952
Proceeds from private placement financing, amount (Note 7)					0
Cost of private placement financing, amount (Note 7)					0
Net loss				(1,768,865)	(1,768,865)
Ending balance, shares at Aug. 31, 2020	23,678,105
Ending balance at Aug. 31, 2020	$ 46,144,402	44,361,358	284,421	(95,474,450)	(4,684,269)
Beginning balance, shares at Nov. 30, 2020	23,678,105
Beginning balance at Nov. 30, 2020	$ 46,144,402	44,354,138	284,421	(97,096,550)	(6,313,589)
Stock options to employees (Note 8)		11,985			11,985
Beneficial conversion feature related to Debentures (Note 5)		291,667			291,667
Proceeds from private placement financing, shares (Note 7)	9,414,560
Proceeds from private placement financing, amount (Note 7)	$ 3,069,448				3,069,448
Cost of private placement financing, amount (Note 7)	$ (38,220)				(38,220)
Net loss				(3,189,055)	(3,189,055)
Ending balance, shares at Aug. 31, 2021	33,092,665
Ending balance at Aug. 31, 2021	$ 49,175,630	$ 44,657,790	$ 284,421	$ (100,285,605)	$ (6,167,764)